Oct. 31, 2024
Prospectus Summary | International Large Cap Growth Portfolio
International Large Cap Growth Portfolio
Investment Objective
The investment objective of the International Large Cap Growth Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Prospectus Summary International Large Cap Growth Portfolio Institutional Class
Management Fee	0.23%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.27%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example	Prospectus Summary International Large Cap Growth Portfolio Institutional Class USD ($)
1 Year	$ 28
3 Years	87
5 Years	152
10 Years	$ 343

Expense Example, No Redemption	Prospectus Summary International Large Cap Growth Portfolio Institutional Class USD ($)
1 Year	$ 28
3 Years	87
5 Years	152
10 Years	$ 343

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the International Large Cap Growth Portfolio’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The International Large Cap Growth Portfolio is designed to purchase securities of large, non-U.S. companies in countries with developed markets that the Advisor determines to have high profitability and high relative prices compared to other non-U.S. large cap companies at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. Securities are considered higher relative price (growth) stocks primarily because a company’s shares have a high price in relation to their book value (a “price to book ratio”) when compared with other non-U.S. large cap companies. The Advisor may overweight certain stocks, including smaller companies, lower relative price (value) stocks, and/or higher profitability stocks within the large-cap growth segment of developed ex U.S. markets. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price or profitability are subject to change from time to time.

The International Large Cap Growth Portfolio intends to purchase securities of non-U.S. large cap companies that are eligible based on their relative price and expected profitability and are associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of large companies in the particular markets in which it invests. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Portfolio with respect to each country or region. Based on market capitalization data as of December 31, 2024, for the Portfolio, the market capitalization of a large company in any country in which the Portfolio invests would be $1,331 million or above. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2024, the Advisor would consider a large company in the European Economic and Monetary Union (“EMU”) to have a market capitalization of at least $8,786 million, a large company in Norway to have a market capitalization of at least $1,602 million, and a large company in Switzerland to have a market capitalization of at least $8,729 million. These thresholds will change due to market conditions.

The Advisor may also increase or reduce the International Large Cap Growth Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The International Large Cap Growth Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign and U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The International Large Cap Growth Portfolio may lend its portfolio securities to generate additional income.

Principal Risks
Risk Table - Prospectus Summary - International Large Cap Growth Portfolio	Risk [Text Block]
Principal Risks

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Risk Lose Money [Member]	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Risk Not Insured [Member]	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Market Risk

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Growth Investment Risk

Growth Investment Risk: Growth stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Profitability Investment Risk

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Foreign Securities and Currencies Risk

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Geographic Focus Risk

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Derivatives Risk

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

International Large Cap Growth Portfolio Institutional Class Shares —Total Returns

Annualized Returns (%)
Average Annual Total Returns - Prospectus Summary - International Large Cap Growth Portfolio	Label	1 Year	5 Years	10 Years
Institutional Class	Return Before Taxes	1.70%	4.89%	5.80%
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	1.31%	4.50%	5.34%
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Portfolio Shares	1.44%	3.87%	4.63%
MSCI World ex USA Growth Index (net dividends)	MSCI World ex USA Growth Index (net dividends)
MSCI World ex USA Growth Index (net dividends)		2.82%	4.29%	5.72%
MSCI World ex USA Index (net dividends)	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends)		4.70%	5.10%	5.26%